Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.09%
Brazil–6.70%
Arezzo Industria e Comercio S.A.	339,100	$5,187,330
Lojas Renner S.A.	374,410	1,830,044
NU Holdings Ltd., Class A(a)	211,044	888,495
Pagseguro Digital Ltd., Class A(a)	173,331	1,880,641
WEG S.A.	200,300	1,085,486
		10,871,996
Chile–2.55%
Banco Santander Chile	54,757,786	2,168,800
Parque Arauco S.A.	2,330,533	1,968,189
		4,136,989
China–31.95%
BeiGene Ltd.(a)	74,100	957,661
BeiGene Ltd., ADR(a)	11,787	1,981,159
Brii Biosciences Ltd.(a)	1,234,500	1,449,853
H World Group Ltd., ADR	237,263	9,099,036
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(b)	802,500	942,495
New Horizon Health Ltd.(a)(b)	507,500	1,529,013
Silergy Corp.	276,000	5,169,880
SITC International Holdings Co. Ltd.	796,000	2,712,666
Sunny Optical Technology Group Co. Ltd.	263,700	3,585,223
Tencent Music Entertainment Group, ADR(a)	387,003	1,629,283
Wuxi Biologics Cayman, Inc.(a)(b)	562,500	5,382,060
Yum China Holdings, Inc.	171,725	8,364,725
Zai Lab Ltd., ADR(a)	56,985	2,309,602
Zhongsheng Group Holdings Ltd.	407,289	2,337,920
ZTO Express Cayman, Inc., ADR	173,055	4,428,477
		51,879,053
Egypt–1.24%
Commercial International Bank Egypt S.A.E.	1,003,227	2,009,764
India–15.83%
Asian Paints Ltd.	4,508	189,919
Godrej Properties Ltd.(a)	110,309	2,102,806
Havells India Ltd.	207,850	3,290,483
HDFC Life Insurance Co. Ltd.(b)	149,659	1,050,960
ICICI Lombard General Insurance Co. Ltd.(b)	104,284	1,608,673
ICICI Prudential Life Insurance Co. Ltd.(b)	316,880	2,220,033
Le Travenues Technology Ltd.(c)	7,200,800	8,672,189
Marico Ltd.	88,567	580,199
Oberoi Realty Ltd.	342,007	3,934,196
Voltas Ltd.	161,851	2,056,199
		25,705,657
Indonesia–5.07%
PT Ace Hardware Indonesia Tbk	51,072,300	2,440,945
PT Bank Rakyat Indonesia (Persero) Tbk	6,910,129	2,037,742
PT Semen Indonesia (Persero) Tbk	4,113,400	1,813,140
Shares		Value
Indonesia–(continued)
PT Unilever Indonesia Tbk	6,349,000	$1,931,860
		8,223,687
Mexico–10.27%
Alsea S.A.B. de C.V.	1,011,884	1,968,621
Coca-Cola FEMSA S.A.B. de C.V., ADR	65,260	3,930,610
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	372,100	2,318,700
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	102,610	1,932,856
Grupo Mexico S.A.B. de C.V., Class B	735,300	2,907,222
Wal-Mart de Mexico S.A.B. de C.V., Series V	998,700	3,617,474
		16,675,483
Peru–1.96%
Credicorp Ltd.	12,894	1,668,484
InRetail Peru Corp.(b)	50,975	1,507,117
		3,175,601
Philippines–2.99%
San Miguel Food and Beverage, Inc.	1,749,350	1,396,744
SM Prime Holdings, Inc.	5,197,900	3,461,204
		4,857,948
Russia–0.00%
Fix Price Group Ltd., GDR(b)(c)	148,043	0
Polyus PJSC, GDR(b)(c)	82,477	0
TCS Group Holding PLC, GDR(b)(c)	72,043	0
Yandex N.V., Class A(a)(c)	220,435	0
		0
South Korea–9.95%
Coupang, Inc.(a)	73,330	1,267,876
LG Chem Ltd.	10,597	4,942,733
LG H&H Co. Ltd.	3,636	2,187,357
Samsung Biologics Co. Ltd.(a)(b)	11,679	7,759,691
		16,157,657
Taiwan–5.07%
MediaTek, Inc.	143,000	3,288,328
Voltronic Power Technology Corp.	100,919	4,947,845
		8,236,173
Turkey–1.67%
BIM Birlesik Magazalar A.S.	527,153	2,714,555
United States–0.84%
Globant S.A.(a)	6,843	1,363,399
Total Common Stocks & Other Equity Interests (Cost $153,163,123)		156,007,962
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	525,783	525,783
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	375,585	375,585

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	600,895	$600,895
Total Money Market Funds (Cost $1,502,225)		1,502,263
TOTAL INVESTMENTS IN SECURITIES—97.02% (Cost $154,665,348)		157,510,225
OTHER ASSETS LESS LIABILITIES–2.98%		4,844,667
NET ASSETS–100.00%		$162,354,892
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $22,000,042, which represented 13.55% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,168,377	$26,457,564	$(31,100,158)	$-	$-	$525,783	$3,807
Invesco Liquid Assets Portfolio, Institutional Class	3,651,667	18,898,259	(22,173,641)	38	(738)	375,585	3,512
Invesco Treasury Portfolio, Institutional Class	5,906,716	30,237,216	(35,543,037)	-	-	600,895	4,910
Total	$14,726,760	$75,593,039	$(88,816,836)	$38	$(738)	$1,502,263	$12,229

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$10,871,996	$—	$—	$10,871,996
Chile	4,136,989	—	—	4,136,989
China	27,812,282	24,066,771	—	51,879,053
Egypt	—	2,009,764	—	2,009,764
India	—	17,033,468	8,672,189	25,705,657
Indonesia	—	8,223,687	—	8,223,687
Mexico	16,675,483	—	—	16,675,483
Peru	1,668,484	1,507,117	—	3,175,601
Philippines	—	4,857,948	—	4,857,948
Russia	—	—	0	0
South Korea	1,267,876	14,889,781	—	16,157,657
Taiwan	—	8,236,173	—	8,236,173
Turkey	—	2,714,555	—	2,714,555
United States	1,363,399	—	—	1,363,399
Money Market Funds	1,502,263	—	—	1,502,263
Total Investments	$65,298,772	$83,539,264	$8,672,189	$157,510,225
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended July 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 07/31/22
Common Stocks & Other Equity Interests	$—	$9,964,902	$(8,706,860)	$—	$2,544,427	$(40,291,612)	$45,161,332	$—	$8,672,189
Preferred Stocks	9,169,499	—	(9,169,499)	—	—	—	—	—	—
Total	$9,169,499	$9,964,902	$(17,876,359)	$—	$2,544,427	$(40,291,612)	$45,161,332	$—	$8,672,189
*Transfers into level 3 are due to changes in market activity impacting the availability of market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 07/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Le Travenues Technology Ltd.	$8,672,189	Cost price adjusted by exchange rate Stock split ratio	Cost price Stock split ratio	N/A N/A	$509.36 400 for 1	(a)
(a)	The Fund fair values certain private placement securities at the original purchase price or "cost". The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event, which would warrant a re-evaluation of the security’s fair valuation.
Invesco Emerging Markets Innovators Fund